Schedule of revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 1,717	$ 4,987	$ 8,997	$ 10,212
UNITED STATES
IfrsStatementLineItems [Line Items]
Revenue	455	894	1,555	1,778
Asia Pacific [Member]
IfrsStatementLineItems [Line Items]
Revenue	159	3,274	4,050	5,592
Europe [Member]
IfrsStatementLineItems [Line Items]
Revenue	1,103	819	3,392	2,842
Upon delivery [member]
IfrsStatementLineItems [Line Items]
Revenue	362	1,245	1,426	2,512
Services overtime [member]
IfrsStatementLineItems [Line Items]
Revenue	1,355	3,742	7,571	7,700
Acquisition services [member]
IfrsStatementLineItems [Line Items]
Revenue	101	2,931	3,949	5,040
Value added data [member]
IfrsStatementLineItems [Line Items]
Revenue	358	1,141	1,185	2,120
Software and solutions [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 1,258	$ 915	$ 3,863	$ 3,052